Long-term Investments	12 Months Ended
Dec. 31, 2022
Long-term Investments
Long-term Investments

4. Long-term Investments

Long-term investments comprised of investments in publicly traded companies, privately held companies, and limited partnerships. The following sets forth the changes in the Group’s long-term investments:

	Equity Securities
	Without Readily		Equity Securities With
	Determinable Fair		Readily Determinable
	Values	Equity Method	Fair Values	Total

	(In US$ thousands)
Balance at December 31, 2019	$558,602	$199,379	$269,478	$1,027,459
Investments made/transferred from prepayments	134,925	92,925	30,500	258,350
Income from equity method investment	—	10,434	—	10,434
Dividend received from equity method investment	—	(320)	—	(320)
Disposal of investments	(2,067)	—	(48,334)	(50,401)
Impairment on investments	(126,820)	—	—	(126,820)
Fair value change through earnings (including adjustment of subsequent price changes)	(2,462)	—	37,577	35,115
Currency translation adjustment	16,906	8,743	—	25,649
Balance at December 31, 2020	579,084	311,161	289,221	1,179,466
Investments made/transfers from prepayments	96,768	182,200	—	278,968
Income from equity method investment, net	—	14,217	—	14,217
Dividend received from equity method investments	—	(11,695)	—	(11,695)
Disposal of investments	(75,667)	—	(4,946)	(80,613)
Changes from measurement alternative to consolidation (Note 6)	(66,415)	—	—	(66,415)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	(142,000)	—	142,000	—
Impairment on investments	(106,800)	—	—	(106,800)
Fair value change through earnings	(23,316)	—	9,877	(13,439)
Currency translation adjustment	7,062	6,900	—	13,962
Balance at December 31, 2021	268,716	502,783	436,152	1,207,651
Investments made/transfers from prepayments	36,423	114,909	—	151,332
Loss from equity method investment, net	—	(24,069)	—	(24,069)
Dividend received from equity method investments	—	(5,772)	—	(5,772)
Disposal of investments	(29,974)	(6,293)	—	(36,267)
Impairment on investments	(63,515)	—	—	(63,515)
Fair value change through earnings	—	—	(196,602)	(196,602)
Currency translation adjustment	(15,071)	(24,057)	—	(39,128)
Balance at December 31, 2022	$196,579	$557,501	$239,550	$993,630

For the years ended December 31, 2020, 2021 and 2022, the Group invested in private companies totaling US$134.9 million, US$96.8 million and US$36.4 million, respectively, which were accounted for under investments without readily determinable fair values. These investments were primarily to further expand and strengthen the Group’s ecosystem and mainly included an investment of US$46.8 million in a financing guarantee company and an investment of US$30.6 million in a commercial search business in 2020, a further investment of US$39.5 million in the company operating Wuta application and a follow-on investment of US$20.0 million in a company providing online brokerage services during 2021. The Group obtained control of the company operating the Wuta application through the step acquisition and recorded US$27.6 million fair value change loss in 2021 for the equity interest previously held by the Group immediately prior to the step acquisition. The impact of the transaction was reflected in the changes from measurement alternative to consolidation. The Group also invested US$92.9 million, US$182.2 million and US$114.9 million in companies, which were accounted for under equity method, for the years ended December 31, 2020, 2021 and 2022, respectively. These investments mainly included several investment funds in 2020, 2021 and 2022, respectively.

The Group used measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes. Based on ASU 2016-01, entities that elect the measurement alternative will report changes in the carrying value of the equity investments in current earnings. If the measurement alternative is used, changes in the carrying value of the equity investment will be recognized whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer, and impairment charges will be recorded when any impairment indicators are noted and the fair value is lower than the carrying value. The Group classifies the valuation techniques on investments that use similar identifiable transaction prices as Level 2 of fair value measurements.

The following table summarizes the total carrying value of the equity investments accounted for under the measurement alternative as of December 31, 2021 and 2022, respectively, including cumulative upward and downward adjustments made to the initial cost basis of the securities.

Cumulative Results
(In US$ thousands)
Initial cost basis	$656,011
Upward adjustments	85,710
Downward adjustments	(490,498)
Foreign currency translation	17,493
Total carrying value at December 31, 2021	$268,716

Initial cost basis	$662,460
Upward adjustments	85,710
Downward adjustments	(554,013)
Foreign currency translation	2,422
Total carrying value at December 31, 2022	$196,579

The Group assessed or engaged independent valuation firms to help the management assess the fair value of certain investments as of December 31, 2021 and 2022, using Level 3 of fair value measurement and concluded that impairment was warranted for those investments at the year-end. Thus, the Group recognized US$106.8 million and US$63.5 million impairment charges to investments without readily determinable fair value for the years ended December 31, 2021 and 2022, respectively. The impairment charges mainly included a full impairment of US$75.3 million on the investment in Yixia Tech in 2021, as well as a US$15.4 million write-off in a community software and a US$14.2 million impairment charge to a company running a business social platform in 2022, due to their unsatisfied financial performance with no obvious upturn or potential financing solutions in the foreseeable future.

Investments in marketable equity securities are valued using the market approach based on the quoted prices in active markets at the reporting dates. The Group classified the valuation techniques that use these inputs as Level 1 of fair value measurements. The Group recorded a fair value change gain of US$1.0 million in 2021 and a loss of US$142.7 million in 2022 for INMYSHOW Digital Technology (Group) Co., Ltd., (“INMYSHOW”, formerly known as Beijing Showworld Technology Co., Ltd.), a Shanghai Stock Exchange listed company, providing social and new media marketing services. One of the Group’s investees, Didi Global Inc. (“Didi”), a company operating a mobility technology platform, completed its initial public offering and started trading on July 1, 2021, China time. Therefore, investment in Didi amounting to US$142.0 million was transferred from measurement alternative to equity securities with readily determinable fair value, and a fair value change gain of US$7.1 million and a loss of US$53.9 million was recorded in 2021 and 2022, respectively. Didi has officially delisted from NYSE in June 2022 and instead to trade under the “DIDIY” ticker on the OTC exchange. The Group continues to record the investment in Didi under equity securities with readily determinable fair values.

The following table shows the carrying amount and fair value of the marketable securities:

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value

	(In US$ thousands)
INMYSHOW	$81,385	$205,659	$—	$287,044
Didi	142,000	7,108	—	149,108
December 31, 2021	$223,385	$212,767	$—	$436,152
INMYSHOW	$81,385	$62,952	$—	$144,337
Didi	142,000	—	(46,787)	95,213
December 31, 2022	$223,385	$62,952	$(46,787)	$239,550

For the year ended December 31, 2022, equity method investments held by the Group in aggregate have met the significance criteria as defined under Rule 4-08(g) of Regulation S-X. The condensed financial information of the Group’s equity method investments are summarized as a group as follow:

	Year ended December 31,
	2020	2021	2022

	(In US$ thousands)
Operating data:
Revenue	$114,938	$225,356	$158,110
Gross profit	$102,145	$206,457	$129,393
Income (loss) from operations	$26,679	$243,516	$(195,636)
Net income (loss)	$23,754	$247,808	$(200,042)
Net income (loss) attributable to the investees	$23,754	$247,808	$(200,042)

	As of December 31,
	2021	2022

	(In US$ thousands)
Balance sheet data:
Current assets	$884,765	$904,956
Non-current assets	$2,341,307	$2,417,452
Current liabilities	$602,275	$683,626
Long-term liabilities	$9,789	$119

The Group recorded investment-related impairment and provision of US$212.0 million, US$106.8 million and US$71.1 million for the years ended December 31, 2020, 2021 and 2022, respectively, due to various adverse factors affecting the performance of the investees. The impairment charges in 2020 included a partial impairment of US$59.8 million on an investee in e-commerce business, a US$39.3 million write-off on a game company, and US$82.2 million impairment charge on loans to investees, as well as other impairments of US$30.7 million. The impairment charges in 2021 was mainly caused by a full impairment of US$75.3 million on the investment in Yixia Tech and the investment-related impairment in 2022 primarily resulted from a US$15.4 million write-off in a community software and a US$14.2 million impairment charge to a company running a business social platform.